THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON THE
FORM 13F FILED ON MAY 15, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
          AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2001.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2000
             Check here if Amendment [ X ]; Amendment Number: 1
                                                             ---

                        This Amendment (Check only one.):
                          [_]   is a restatement.
                          [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Moore Capital Management, Inc.
Address:          1251 Avenue of the Americas
                  New York, NY  10020

Form 13F File Number:  28-4324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen R. Nelson
Title:            General Counsel
Phone:            (212) 782-7000

Signature, Place, and Date of Signing:
/S/ STEPHEN R. NELSON
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 18, 2001
-----------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         3

Form 13F Information Table Value Total:

         $347,805 (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.

         NONE


                                              MOORE CAPITAL MANAGEMENT, INC.
                                                FORM 13F INFORMATION TABLE

-------------------------------------------------------------------------------------------------------------------------
Name of Issuer  Title     CUSIP     Value       Shrs or  SH/PRN Put/  Investment   Other          Voting Authority
--------------  ------    -----     ------      -------  ------ ----  ----------   -----          ----------------
                of Class           (x$1000)     prn amt         Call  Discretion Managers  Sole      Shared        None
                --------           --------     -------         ----  ---------- --------  ------------------------------
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GTE CORP        COM       362320103 128,382     1,808,200 SH          SOLE                 1,808,200
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MEDIAONE
GROUP INC       COM       58440J104 203,534     2,512,766 SH          SOLE                 2,512,766
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
MERITOR AUTO-
MOTIVE INC      COM       59000G100  15,889     1,004,819 SH          SOLE                 1,004,819
--------------------------------------------------------------------------------------------------------------------------
   REPORT
   SUMMARY:   3 DATA RECORDS        347,805           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
